Average Annual Total Returns - International Multi-Style Fund	I OneYear	I FiveYear	I Since Inception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	I MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) OneYear	I MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) FiveYear	I MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) Since Inception	N OneYear	N FiveYear	N Since Inception	N Inception Date	N MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) OneYear	N MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) FiveYear	N MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) Since Inception	R6 OneYear	R6 FiveYear	R6 Since Inception	R6 Inception Date	R6 MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	6.05%	5.50%	4.85%	Mar. 26, 2013	5.76%	5.04%	4.42%	4.05%	4.42%	3.90%	7.59%	7.64%	5.80%	5.73%	5.23%	4.58%	Mar. 26, 2013	7.59%	7.64%	5.80%	6.06%	5.60%	2.95%	Jul. 10, 2014	7.59%	7.64%	3.99%